Insurance contracts and private pension (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Main Insurance lines
a) Indexes

	Sales ratio %				Loss ratio %
Main Insurance Lines	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Group Accident Insurance	31.5	33.8	35.1	14.5	11.3	6.8
Individual Accident Insurance	18.7	18.8	18.8	26.7	29.4	24.1
Credit Life Insurance	22.9	24.2	23.7	26.1	22.3	18.0
Random Events	23.3	23.5	23.5	32.0	34.3	26.3
Multiple Peril	43.1	44.4	46.4	24.0	52.9	60.2
Mortagage Insurance in Market Policies – Credit Life Insurance	20.3	20.4	20.0	26.5	18.5	17.3
Group Life	23.8	24.0	23.2	53.5	41.0	34.4

Summary of Revenue From Insurance and Private Pension
b) Revenues from insurance premiuns and private pension

	Premiums and contributions
Main lines	01/01 to 12/31/2021	01/01 to 12/31/2020	01/01 to 12/31/2019
Group Accident Insurance	883	847	867
Individual Accident Insurance	175	187	222
Disability Savings Pension	240	258	269
PGBL	2,460	2,235	2,282
Credit Life Insurance	1,008	624	946
Random Events	192	195	227
Multiple Peril	542	370	290
Mortagage Insurance in Market Policies – Credit Life Insurance	437	339	324
Traditional	128	117	115
VGBL	7,054	8,022	12,335
Group Life	1,165	955	947
Other lines	739	655	800
Total	15,023	14,804	19,624

Summary of Changes in Technical Provisions
c) Technical provisions balances

	12/31/2021			12/31/2020
	Insurance	Private Pension	Total	Insurance	Private Pension	Total
Unearned premiums (PPNG)	2,846	12	2,858	2,298	12	2,310
Mathematical provisions for benefits to be granted (PMBAC) and granted benefits (PMBC)	19	209,196	209,215	17	215,216	215,233
Redemptions and Other Unsettled Amounts (PVR)	19	358	377	16	332	348
Financial surplus (PEF)	1	691	692	2	655	657
Unsettled claims (PSL)	506	79	585	515	68	583
Claims / events incurred but not reported (IBNR)	334	27	361	294	22	316
Related Expenses (PDR)	29	65	94	29	88	117
Other provisions	129	665	794	132	1,304	1,436
Total	3,883	211,093	214,976	3,303	217,697	221,000

Current	3,102	541	3,643	2,537	526	3,063
Non-current	781	210,552	211,333	766	217,171	217,937

d) Change in technical provisions

	12/31/2021			12/31/2020
	Insurance	Private pension	Total	Insurance	Private pension	Total
Opening balance - 01/01	3,303	217,697	221,000	3,688	214,646	218,334
(+) Additions arising from premiums / contributions	5,106	9,676	14,782	4,176	10,389	14,565
(-) Deferral due to elapsed risk	(4,563)	—	(4,563)	(4,221)	—	(4,221)
(-) Payment of claims / benefits	(1,598)	(373)	(1,971)	(1,263)	(364)	(1,627)
(+) Reported claims	1,534	—	1,534	1,322	—	1,322
(-) Redemptions	—	(16,872)	(16,872)	—	(15,431)	(15,431)
(+/-) Net Portability	—	(3,417)	(3,417)	—	563	563
(+) Adjustment of reserves and financial surplus	14	5,009	5,023	12	7,837	7,849
(+/-) Other (increase / reversal)	83	(627)	(544)	(190)	57	(133)
(+/-) Corporate Reorganization	4	—	4	(221)	—	(221)
Closing balance	3,883	211,093	214,976	3,303	217,697	221,000

Summary of Deferred Acquisition Costs
V - Deferred acquisition costs
They are recorded in assets and charges are shown in the table below:

	12/31/2021	12/31/2020
Opening Balance - 01/01	496	495

Increase	1,298	1,089
Amortization	(1,163)	(1,088)

Closing Balance	631	496

Balance to be amortized in up to 12 months	464	380
Balance to be amortized after 12 months	167	116

Summary of Claims Development
VI - Table of Claims Development

Provision for unsettled claims (PSL)	585
(-) IBNER	214
(-) Reinsurance	19
(-) Retrocession and other estimates	—
Liability claims presented in the claims development table (a + b)	352

The amount of obligations of the ITAÚ UNIBANCO HOLDING may change. The first part of the table below shows how the final loss estimate changes through time. The second part of the table reconciles the amounts pending payment and the liability disclosed in the balance sheet.
a) Administratives claims - net of reinsurance

Occurrence date	12/31/2017	12/31/2018	12/31/2019	12/31/2020	12/31/2021	Total
At the end of reporting period	934	954	1,121	1,231	1,401
After 1 year	977	1,012	1,133	1,237
After 2 years	975	1,015	1,133
After 3 years	973	1,012
After 4 years	969
Current estimate	969	1,012	1,133	1,237	1,401
Accumulated payments through base date	958	999	1,123	1,226	1,300	5,606
Liabilities recognized in the balance sheet	11	13	10	11	101	146
Liabilities in relation to prior periods						54
Total administratives claims						200

b) Judicial claims - net of reinsurance

Occurrence date	12/31/2017	12/31/2018	12/31/2019	12/31/2020	12/31/2021	Total
At the end of reporting period	28	16	20	12	12
After 1 year	40	33	36	23
After 2 years	51	47	43
After 3 years	60	54
After 4 years	64
Current estimate	64	54	43	23	12
Accumulated payments through base date	55	43	30	10	4	142
Liabilities recognized in the balance sheet	9	11	13	13	8	54
Liabilities in relation to prior periods						98
Total judicial claims						152